CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ARS ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Shares issued and fully paid	984,380,978		984,380,978		984,380,978
Nominal value (in pesos per share)	$ 1		$ 1		$ 1
Treasury shares (in shares)	15,221,373		15,221,373		15,221,373
Treasury shares	$ 461,000,000		$ 461,000,000		$ 461,000,000
Dividends	$ 4,151,000,000	[1]	$ 2,000,000,000	[2]	$ 804,000,000	[3]
Treasury shares, Capital nominal value
Nominal value (in pesos per share)	$ 1		$ 1		$ 1
Treasury shares (in shares)	15,221,373
Percentage of treasury shares to total capital	1.55%		1.55%		1.55%
Pesos
Dividends	$ 4,150,312,272

[1]	As approved by the Company’s Board of Directors’ Meeting held on December 18, 2017. The amount in pesos is $ 4,150,312,272, which was rounded in this Consolidated Statement of changes in equity to be presented in millions of pesos to 4,151.
[2]	As approved by the Company's Board of Directors' Meeting held on April 29, 2016.
[3]	As approved by the Company’s Ordinary Shareholders’ Meeting held on April 29, 2015.